Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment schemes
The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2022	2021	2020
	£m	£m	£m
Deferred Share Value Plan and Share Value Plan	295	256	245
Others	214	216	184
Total equity settled	509	472	429
Cash settled	4	5	2
Total share-based payments	513	477	431

Share option and award plans
The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2022				2021
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
DSVP and SVP[a,b]	1.43	1.61	1	501,454	1.62	1.76	1	413,859
Others[a]	0.38-1.64	1.59-1.66	0-3	316,534	0.64-1.8	1.75-1.92	0-3	335,976
Notes
a    Options/award granted over Barclays PLC shares.
b    Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

Movements in options and awards
The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP and SVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Weighted average ex. price (£)
	2022	2021	2022	2021	2022	2021
Outstanding at beginning of year/acquisition date	413,859	416,941	335,976	356,033	0.95	0.96
Granted in the year	291,876	187,667	146,203	120,385	1.33	1.43
Exercised/released in the year	(178,634)	(160,460)	(133,682)	(107,688)	1.15	1.38
Less: forfeited in the year	(25,647)	(30,289)	(28,789)	(24,489)	1.01	0.95
Less: expired in the year	—	—	(3,174)	(8,265)	1.23	1.67
Outstanding at end of year	501,454	413,859	316,534	335,976	0.97	0.95
Of which exercisable:	—	—	34,247	28,609	1.19	1.23
Notes
a    Options/award granted over Barclays PLC shares.
b    Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
c    The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 13,954,749). The weighted average exercise price relates to Sharesave.